Convertible Note	12 Months Ended
Dec. 31, 2019
Convertible Note
Convertible Note

10.   Convertible Note

On May 5, 2018, the Group completed the transactions contemplated by its April 30, 2018 convertible note purchase agreement with FutureX Innovation SPC (“FutureX”). In accordance with the convertible note purchase agreement, the Group received US$40 million (approximately RMB 275,020) and issued the FutureX Convertible Note that is convertible, in whole or in part, into the Company’s Class B ordinary shares at a conversion price of US$6.50 per share, subject to customary adjustments. The FutureX Convertible Note has a term of 18 months and bears interest at 2.80% per annum. The FutureX Convertible Note includes other customary terms and covenants, including certain events of default after which the FutureX Convertible Note may be due and payable immediately. Additionally, in the event of a fundamental change, as defined in the FutureX Convertible Note, the holder of the note may require the Group to repurchase the FutureX Convertible Note at a price equal to 100% of the principal amount of the FutureX Convertible Note, plus accrued and unpaid interest. FutureX Innovation SPC agreed not to transfer or sell the FutureX Convertible Note, the Class B ordinary shares or any of the Company’s other securities, or enter into any swap, short sale or similar arrangements relating to such securities, for a period of six months after the issuance of the FutureX Convertible Note. In connection with this transaction, the Group and FutureX Innovation SPC entered into a registration rights agreement, pursuant to which FutureX Innovation SPC has the right to require the Group, within 15 months following the issuance of the FutureX Convertible Note, to file a registration statement with the SEC covering the offer and sale of the Class B ordinary shares issued upon conversion of the FutureX Convertible Note, as well as certain customary piggyback registration rights.

The notes are convertible into the Group’s ordinary shares at conversion price is US$6.50, which is higher than the price of the Group’s ordinary shares on the date of issuance, therefore the conversion feature embedded in the note did not meet the definition of beneficial conversion feature. The Company determined that conversion option embedded in the note meet the definition of a derivative liability instrument and re-measured at fair value at each financial reporting date until such time as the conversion feature is exercised or expired. The Company evaluated the fair value of the embedded conversion feature at the issuance date and recorded the amount as discount to convertible note payable. The discount to convertible note payable is being amortized to interest expense over the life of the note using the straight-line method, which approximates the effective interest method.

The fair value of embedded conversion feature were RMB58,486 and calculated using the binomial model based on the following variables at inception on May 5, 2018:

•	Strike price of US$6.50, for the conversion options
•	Expected volatility of 56.0% calculated using the Company’s historical price of its Class B ordinary shares
•	Expected dividend yield of 0%
•	Risk-free interest rate of 3.12%, for the conversion options
•	Expected life of 1.5 years
•	Market price at issuance date of US$5.73

The fair value of embedded conversion feature were RMB596 and calculated using the binomial model based on the following variables at inception on December 31, 2018:

•	Strike price of US$6.50, for the conversion options
•	Expected volatility of 56.0% calculated using the Company’s historical price of its Class B ordinary shares
•	Expected dividend yield of 0%
•	Risk-free interest rate of 3.02%, for the conversion options
•	Expected life of 0.83 years
•	Market price at issuance date of US$2.23

The fair value of embedded conversion feature became nil on November 5, 2019 upon the expiration of the conversion options.

Convertible note balance as of December 31, 2018 and 2019 were RMB242,702 and RMB278,472, net of debt discount were RMB32,318 and nil, respectively. Amortization of debt discount for the years ended December 31, 2018 and 2019 was RMB25,337 and RMB32,337, respectively. Gain on change in fair value of aforementioned derivative liabilities for the years ended December 31, 2018 and 2019 were RMB57,890 and RMB599 respectively. Interest expenses in relation to this convertible note for the years ended December 31, 2018 and 2019 was RMB4,987 and RMB6,594, respectively.

The Company has not yet repaid the FutureX Convertible Note on November 5, 2019. On December 9, 2019, FutureX served a statutory demand on the Company, under which FutureX (i) claims that the Company owes, as of December 9, 2019, a total amount of US$41,913,498 under the Note (the “Debt”), (ii) demands that the Company pay the Debt or secure or compound for it to FutureX’s satisfaction, and (iii) states that if payment of the Debt is not made within 21 days of the date when the statutory demand was served on the Company, the Company will be deemed to be insolvent and a winding up petition may be presented against the Company in accordance with applicable Cayman laws.

On March 3, 2020, the Company entered into an extension agreement (the “Extension Agreement”) with FutureX, pursuant to which the parties agreed to extend the maturity date of the Note to May 31, 2020 (the “New Maturity Date”). In consideration of the extension, the Company agreed to pay to the Investor an extension fee on the New Maturity Date, and increase the interest rate of the Note to 24% per year effective from January 1, 2020.  Pursuant to the terms of the Extension Agreement, the Investor has waived any prior or current event of default arising out of or in connection with the failure by the Company to pay principal or interest under the Note prior to the date of the Extension Agreement, and withdrawn any prior or current demand made by it or its representatives with respect to repayment of the Note, including without limitation its statutory demand served on the Company on December 9, 2019.

As of November 5, 2019, total outstanding amount under the Note due to FutureX was RMB 290,288  (US$41,697) (the “Principal Amount”) with additional RMB 1,995  (US$287) (the “Original Interest”) interest incurred from November 5, 2019 to December 31, 2019.  In consideration of the foregoing, the Company shall pay to FutureX, in addition to the Principal Amount and the Original Interest, an extension fee in the amount of RMB 13,934  (US$2,001)(the “Extension Fee”) on the New Maturity Date.